Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028469 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028469 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028469 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028469 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028469 | BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028469 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000028469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000028469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028469 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028468 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028468 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028468 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028468 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028468 | BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028468 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028468 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028468 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028468 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000028468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000028468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028468 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113248 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113248 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113248 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113248 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113248 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113248 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113248 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113248 | 085209AG9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | N07059210
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000113248 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000113248 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113248 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113248 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113248 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113248 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113248 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000113248 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000113249 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113249 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113249 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113249 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113249 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113249 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113249 | 595112103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113249 | 085209AG9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | N07059210
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000113249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000113249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113249 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000113249 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000028478 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028478 | ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028478 | 570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028478 | 098952906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028478 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028478 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028478 | 680436003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | 474184900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028478 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028478 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028478 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%